Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Hutchison China MediTech Limited	Ordinary Shares	Additional Paid-In Capital	Accumulated Losses	Accumulated Other Comprehensive Income	Non-controlling Interests	Total
Balance at Dec. 31, 2013	$ 71,147	$ 52,051	$ 99,361	$ (92,575)	$ 12,310	$ 6,960	$ 78,107
Balance (in shares) at Dec. 31, 2013		52,051
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(7,306)			(7,306)		3,220	(4,086)
Non-controlling interests arising from acquisition of a subsidiary						9,003	9,003
Purchase of additional interest in a subsidiary of an equity investee	(234)			(234)			(234)
Issuance of ordinary shares in relation to exercise of share options (note 21)	2,680	$ 1,025	1,655				$ 2,680
Issuance of ordinary shares in relation to exercise of share options (in shares) (note 21)		1,025					1,025
Share-based compensation - share options	725		725				$ 725
Foreign currency translation adjustments	(2,436)				(2,436)	(276)	(2,712)
Dividend paid to a non-controlling shareholder of a subsidiary (note 25(a))						(1,179)	(1,179)
Transfer between reserves			25	(25)
Dilution of interests in a subsidiary in relation to exercise of share options of a subsidiary	85			89	(4)	36	121
Accretion to redemption value of redeemable non-controlling interests	(25,510)		(25,510)				(25,510)
Balance at Dec. 31, 2014	39,151	$ 53,076	76,256	(100,051)	9,870	17,764	56,915
Balance (in shares) at Dec. 31, 2014		53,076
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	7,993			7,993		2,434	10,427
Issuance of ordinary shares in relation to exercise of share options (note 21)	1,374	$ 243	1,131				$ 1,374
Issuance of ordinary shares in relation to exercise of share options (in shares) (note 21)		243					243
New ordinary shares issued (in shares) (note 21)							3,214
Issuance of ordinary shares in exchange of redeemable non-controlling interests	84,037	$ 3,214	80,823				$ 84,037
Issuance of ordinary shares in exchange of redeemable non-controlling interests (in shares)		3,214
Share-based compensation - share options	168		168				168
Share-based compensation - long-term incentive plans	233		233				233
Share-based compensation	401		401				401
Long-term incentive plan-treasury shares acquired and held by Trustee (note 22(iii))	(1,786)		(1,786)				(1,786)
Foreign currency translation adjustments	(4,855)				(4,855)	(702)	(5,557)
Dividend paid to a non-controlling shareholder of a subsidiary (note 25(a))						(590)	(590)
Transfer between reserves			24	(24)
Dilution of interests in a subsidiary in relation to exercise of share options of a subsidiary	42			42		15	57
Accretion to redemption value of redeemable non-controlling interests	(43,001)		(43,001)				(43,001)
Balance at Dec. 31, 2015	83,356	$ 56,533	113,848	(92,040)	5,015	18,921	102,277
Balance (in shares) at Dec. 31, 2015		56,533
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	11,698			11,698		2,859	14,557
Issuance of ordinary shares in relation to exercise of share options (note 21)	426	$ 93	333				$ 426
Issuance of ordinary shares in relation to exercise of share options (in shares) (note 21)		93					93
New ordinary shares issued (note 21)	110,160	$ 4,080	106,080				$ 110,160
New ordinary shares issued (in shares) (note 21)		4,080					4,080
Issuance costs	(14,227)		(14,227)				$ (14,227)
Share-based compensation - share options	1,373		1,373			4	1,377
Share-based compensation - long-term incentive plans	1,378		1,378			2	1,380
Share-based compensation	2,751		2,751			6	2,757
Long-term incentive plan-treasury shares acquired and held by Trustee (note 22(iii))	(604)		(604)				(604)
Foreign currency translation adjustments	(9,290)				(9,290)	(1,432)	(10,722)
Dividend paid to a non-controlling shareholder of a subsidiary (note 25(a))						(564)	(564)
Transfer between reserves			15	(15)
Balance at Dec. 31, 2016	$ 184,270	$ 60,706	$ 208,196	$ (80,357)	$ (4,275)	$ 19,790	$ 204,060
Balance (in shares) at Dec. 31, 2016		60,706